FINANCIAL INSTRUMENTS - Debt and Interest (Details) - USD ($)		12 Months Ended
	May 02, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2011	Oct. 16, 2009
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,423,000,000	$ 7,931,000,000
Proceeds		0	0
Repayments		(687,000,000)	(1,533,000,000)
Amortization and other		2,000,000	25,000,000
Borrowings		5,738,000,000	6,423,000,000	$ 7,931,000,000
Less: current portion		(43,000,000)	(59,000,000)	143,000,000
Non-current portion of non-current borrowings		5,695,000,000	6,364,000,000	7,788,000,000
Proceeds from current borrowings		0	0
Proceeds from non-current borrowings		0	0
Less: Repayments of current borrowings		0	0
Repayments of non-current borrowings		(687,000,000)	(1,533,000,000)
Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		5,747,000,000
BNAF Notes Due 2021 and 2041
Disclosure of detailed information about borrowings [line items]
Borrowings		1,468,000,000	1,467,000,000
Proceeds		0	0
Repayments		(629,000,000)	0
Amortization and other		3,000,000	1,000,000
Borrowings		842,000,000	1,468,000,000	1,467,000,000
BNAF Notes Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings		629,000,000
Repayments		0	(721,000,000)
Borrowings		0	629,000,000
Borrowings, interest rate (as percent)						4.40%
BNAF Notes Due 2041
Disclosure of detailed information about borrowings [line items]
Borrowings		850,000,000
Borrowings		850,000,000	850,000,000
Borrowings, interest rate (as percent)						5.70%
3.85%/5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		1,079,000,000	1,078,000,000
Proceeds		0	0
Repayments		0	0
Amortization and other		0	1,000,000
Borrowings		1,079,000,000	1,079,000,000	1,078,000,000
5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		395,000,000	395,000,000
Proceeds		0	0
Repayments		0	0
Amortization and other		0	0
Borrowings		395,000,000	395,000,000	395,000,000
Notional amount		$ 400,000,000	400,000,000
Borrowings, interest rate (as percent)		580.00%
6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 593,000,000	593,000,000
Proceeds		0	0
Repayments		0	0
Amortization and other		1,000,000	0
Borrowings		594,000,000	593,000,000	593,000,000
Notional amount		$ 600,000,000	600,000,000
Borrowings, interest rate (as percent)		635.00%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,326,000,000	1,607,000,000
Proceeds		0	0
Repayments		0	(279,000,000)
Amortization and other		0	(2,000,000)
Borrowings		1,326,000,000	1,326,000,000	1,607,000,000
BPDAF notes due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		248,000,000
Repayments			(152,000,000)
Borrowings		248,000,000	248,000,000
Borrowings, interest rate (as percent)							4.95%
BNAF notes due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings		250,000,000
Borrowings		250,000,000	250,000,000
BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings		850,000,000
Borrowings		850,000,000	850,000,000
Borrowings, interest rate (as percent)							5.95%
Pueblo Viejo Project financing
Disclosure of detailed information about borrowings [line items]
Borrowings		0	400,000,000
Proceeds			0
Repayments			(423,000,000)
Amortization and other			23,000,000
Borrowings			0	400,000,000
Capital leases
Disclosure of detailed information about borrowings [line items]
Borrowings		46,000,000	114,000,000
Proceeds		0	0
Repayments		(27,000,000)	(68,000,000)
Amortization and other		0	0
Borrowings		19,000,000	46,000,000	114,000,000
Less: current portion		(11,000,000)	(27,000,000)
Pascua-Lama Capital Lease
Disclosure of detailed information about borrowings [line items]
Borrowings		13,000,000
Borrowings		9,000,000	13,000,000
Laguna Norte Capital Lease
Disclosure of detailed information about borrowings [line items]
Borrowings		27,000,000
Borrowings		7,000,000	27,000,000
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings		603,000,000	609,000,000
Proceeds		0	0
Repayments		(3,000,000)	(4,000,000)
Amortization and other		(2,000,000)	(2,000,000)
Borrowings		598,000,000	603,000,000	609,000,000
Less: current portion		(4,000,000)	(4,000,000)
Other debt obligations | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		5,000,000
4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		842,000,000	1,569,000,000
Proceeds		0	0
Repayments		0	731,000,000
Amortization and other		0	(4,000,000)
Borrowings		842,000,000	842,000,000	1,569,000,000
Notional amount		850,000,000	850,000,000
4.10%/5.75% notes | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,000,000,000
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		71,000,000	99,000,000
Proceeds		0	0
Repayments		(28,000,000)	(28,000,000)	(29,000,000)	$ (14,000,000)
Amortization and other		0	0
Borrowings		43,000,000	71,000,000	$ 99,000,000
Less: current portion		(28,000,000)	$ (28,000,000)
Acacia Credit Facility | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 42,000,000